Property and Equipment, net	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property and Equipment, net [Abstract]
Property and Equipment, net

5. Property and Equipment, net

Property, plant and equipment, net consist of the following:

	March 31,	December 31,
	2014	2013

Equipment	$247,585	$249,543
Office equipment	117,032	118,018
Leasehold improvements	8,602	8,674
Software	1,938	1,954
	375,157	378,189
Less: Accumulated depreciation	(290,872)	(285,796)
Property and equipment, net	$84,285	$92,393

During the three months ended March 31, 2014 and 2013, depreciation expense was approximately $5,744 and $7,409, respectively.

5. Property and Equipment, net

Property and equipment, net consist of the following:

	December 31,	December 31,
	2013	2012

Equipment	$249,543	$132,017
Office equipment	118,018	13,617
Leasehold improvements	8,674	8,411
Software	1,954	1,895
	378,189	155,940
Less: Accumulated depreciation	(285,796)	(65,565)
Property and equipment, net	$92,393	$90,375

The depreciation expense was $22,128 and $21,171 for the years ended December 31, 2013 and 2012, respectively.